Employee Benefits (Details) - Schedule of Discount Rate and Annual Salary Increase Rate - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Discount rate + 25 [Member]
Employee Benefits (Details) - Schedule of Discount Rate and Annual Salary Increase Rate [Line Items]
Retirement pensions	$ (257)	$ (187)
Retroactive severance pay	(3)	(3)
Discount rate – 25 [Member]
Employee Benefits (Details) - Schedule of Discount Rate and Annual Salary Increase Rate [Line Items]
Retirement pensions	264	192
Retroactive severance pay	3	3
Discount rate + 50 [Member]
Employee Benefits (Details) - Schedule of Discount Rate and Annual Salary Increase Rate [Line Items]
Retirement pensions	(506)	(370)
Retroactive severance pay	(6)	(6)
Discount rate – 50 [Member]
Employee Benefits (Details) - Schedule of Discount Rate and Annual Salary Increase Rate [Line Items]
Retirement pensions	535	389
Retroactive severance pay	6	6
Discount rate + 100 [Member]
Employee Benefits (Details) - Schedule of Discount Rate and Annual Salary Increase Rate [Line Items]
Retirement pensions	(985)	(722)
Retroactive severance pay	(11)	(11)
Discount rate – 100 [Member]
Employee Benefits (Details) - Schedule of Discount Rate and Annual Salary Increase Rate [Line Items]
Retirement pensions	1,102	799
Retroactive severance pay	12	12
Annual salary increase rate + 25 [Member]
Employee Benefits (Details) - Schedule of Discount Rate and Annual Salary Increase Rate [Line Items]
Retirement pensions
Retroactive severance pay	5	5
Annual salary increase rate - 25 [Member]
Employee Benefits (Details) - Schedule of Discount Rate and Annual Salary Increase Rate [Line Items]
Retirement pensions
Retroactive severance pay	(5)	(5)
Annual salary increase rate + 50 [Member]
Employee Benefits (Details) - Schedule of Discount Rate and Annual Salary Increase Rate [Line Items]
Retirement pensions
Retroactive severance pay	9	10
Annual salary increase rate - 50 [Member]
Employee Benefits (Details) - Schedule of Discount Rate and Annual Salary Increase Rate [Line Items]
Retirement pensions
Retroactive severance pay	(9)	(10)
Annual salary increase rate + 100 [Member]
Employee Benefits (Details) - Schedule of Discount Rate and Annual Salary Increase Rate [Line Items]
Retirement pensions
Retroactive severance pay	18	20
Annual salary increase rate - 100 [Member]
Employee Benefits (Details) - Schedule of Discount Rate and Annual Salary Increase Rate [Line Items]
Retirement pensions
Retroactive severance pay	$ (18)	$ (19)